Document and Entity Information	Apr. 26, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 26, 2023
Entity Registrant Name	CalciMedica, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39538
Entity Tax Identification Number	45-2120079
Entity Address, Address Line One	505 Coast Boulevard South
Entity Address, Address Line Two	Suite 307
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	858
Local Phone Number	952-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	CALC
Security Exchange Name	NONE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001534133